                                                                                                June 1, 2015

Securities an Exchange Commission

Office of Filings and Information Services

100 F Street, NE

Washington, D.C.  20549

Dreyfus Institutional Preferred Money Market Funds

-          Dreyfus Institutional Preferred Money Market Fund

-          Dreyfus Institutional Preferred Plus Money Market Fund

            33 Act No. 333-26513

            40 Act No. 811-08211

            CIK No.     0001038520

Dear Sir/Madam:

            Transmitted for filing is Form N-CSR for the above-referenced Fund for the Annual period ended March 31, 2015.

            Please direct any questions or comments to the attention of the undersigned at (212) 922-6906.

                                                                                                Very truly yours,

                                                                                                /s/Elyse Cardona

                                                                                                Elyse Cardona

                                                                                                Paralegal

EC/

Enclosure